Financial Risk Management - Foreign Exchange Risk (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2020 ZAR_per_AUD	Jun. 30, 2020 R / $	Jun. 30, 2020 USD_per_PGK	Jun. 30, 2020 USD_per_AUD	Jun. 30, 2019 ZAR_per_AUD	Jun. 30, 2019 R / $	Jun. 30, 2019 USD_per_PGK	Jun. 30, 2019 USD_per_AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange rate risk hedged limit (as a percent)	25.00%
Foreign exchange risk exposure term	24 months
Closing rate				11.96	17.32			9.91	14.13
Foreign exchange translation gain/(loss)	R 1,199	R (50)	R 83
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	10.00%	10.00%
Currency risk | Financial assets | US$ against AU$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 339	R 0
Reasonably possible increase in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R 31	R 0
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Decrease by 10%, impact on earnings	R (38)	R 0
Closing rate | USD_per_AUD							0.69				0.70
Currency risk | Financial assets | US$ against Kina
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 0	R 211
Reasonably possible increase in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R 0	R 19
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Decrease by 10%, impact on earnings	R 0	R (23)
Closing rate | USD_per_PGK						0.29				0.30
Currency risk | Derivative financial instruments | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R (731)	R 454
Reasonably possible increase in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R 954	R 567
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Decrease by 10%, impact on earnings	R (1,106)	R (1,511)
Closing rate | R / $					17.32				14.13
Currency risk | Borrowings | Rand against US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 5,990	R 4,143
Reasonably possible increase in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R 599	R 414
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Decrease by 10%, impact on earnings	R (599)	R (414)
Closing rate | R / $					17.32				14.13
Currency risk | Borrowings | US$ against Kina
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	R 237	R 283
Reasonably possible increase in risk variable percent	10.00%	10.00%
Increase by 10%, impact on earnings	R 21	R 26
Reasonably possible decrease in risk variable percent	10.00%	10.00%
Decrease by 10%, impact on earnings	R (27)	R (31)
Closing rate | USD_per_PGK						0.29				0.30
Bottom of range | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	10.00%	10.00%
Top of range | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	20.00%	20.00%